Repurchase agreements	12 Months Ended
Dec. 31, 2024
Repurchase Agreements
Repurchase agreements

22. Repurchase agreements

	2024	2023
Repurchase agreements
Government bonds (i)	308,583	210,454

(i) As of December 31, 2024 the Group has US$ 308,583 (US$ 210,454 as of December 31, 2023) in repurchase agreements using government bonds as collateral. The agreements are executed overnight and have an average fixed rate of 12.1% per year (as of December 31, 2023 the average fixed rate was 11.7% per year) and the government bonds are classified as fair value through other comprehensive income on note 12. As of December 31, 2024 the fair value of the securities pledge to repurchase agreement is US$309,225 (US$210,983 as of December 31, 2023).

Changes to repurchase agreements were as follows:

	2024	2023	2022

Balance at beginning of the year	210,454	197,242	3,046
New obligations	181,750,640	70,527,530	19,159,865
Payments - principal	(181,586,958)	(70,531,469)	(18,959,717)
Payments - interest	(74,096)	(33,739)	(9,578)
Interest accrued	74,096	33,739	9,578
Effect of changes in exchange rates (OCI)	(65,553)	17,151	(5,952)
Balance at the end of the year	308,583	210,454	197,242